Equity Incentive Plan and Stock-Based Compensation Expense - Additional Information (Details) - USD ($)			1 Months Ended		6 Months Ended	12 Months Ended
	May 31, 2020	May 14, 2020	May 31, 2020	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award granted						2,598,319	773,688
Common stock reserved for future issuance						7,189,851	17,545,062
Share expirations during period						576,670
Shares available for issuance						3,369,246	1,435,402	1,803,912
Stock-based compensation expense						$ 3,056,000	$ 468,000
Weighted-average grant-date fair value of the options granted						$ 5.88	$ 1.61
Intrinsic value of options exercised						$ 29,500,000	$ 0
Total stock-based compensation expense related to options granted but not yet amortized						$ 13,000,000
Total stock-based compensation expense related to options weighted average period of recognition						2 years 10 months 2 days
Options granted in period weighted average exercise price						$ 7.82	$ 2.38
Increase in fair value of modified option grants		$ 500,000
Remaining requisite service period		3 years 3 months 18 days
Employee Stock Purchase Plan, Available for Future Grants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Purchase price of common stock percent	85.00%
Common stock reserved for future issuance						314,006
Shares available for issuance	314,006		314,006			314,006
Outstanding stock percent	1.00%
Stock-based compensation expense						$ 0	$ 0
Maximum | Employee Stock Purchase Plan, Available for Future Grants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Discount rate	15.00%
Minimum | Employee Stock Purchase Plan, Available for Future Grants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Increase in number of shares	628,012		628,012
2015 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award granted						0
Equity Incentive plan term						In connection with its 2016 conversion to a C-corporation, each outstanding stock option agreement under the 2015 Plan was assumed by it and converted into stock options covering shares of its common stock rather than Class B common stock of its predecessor entity. Except with respect to the shares underlying such options, no other terms were amended with respect to such stock option agreements.
2016 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period						4 years
Common stock reserved for future issuance				1,250,000
Number of stock option approved for one-time repricing			1,998,677
Options granted in period weighted average exercise price			$ 6.48	$ 6.14	$ 5.18
Stock options exercise price at the repricing date			$ 4.61
2016 Plan | 10% Stockholder
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of voting power						10.00%
2016 Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Term of options						10 years
2016 Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Purchase price of common stock percent						100.00%
Percentage of exercise price of stock option on estimated fair value of shares						110.00%
2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity Incentive plan term						Shares subject to awards granted under the 2015 Plan or 2016 Plan were added to the available shares in the 2020 Plan. Shares subject to awards granted under the 2015 Plan and 2016 Plan that are repurchased by, or forfeited to, the Company will also be reserved for issuance under the 2020 Plan
Vesting period						4 years
Common stock reserved for future issuance						3,768,075
2020 Plan | 10% Stockholder
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of voting power						10.00%
2020 Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Term of options						10 years
2020 Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Purchase price of common stock percent						100.00%
Percentage of exercise price of stock option on estimated fair value of shares						110.00%